Revenue- By type (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Revenue by type of service
Revenue	¥ 868,687	$ 126,491	¥ 853,062	¥ 717,289
Customer management services
Revenue by type of service
Revenue	355,144		379,999	363,381
Membership fees
Revenue by type of service
Revenue	40,078		35,739	29,450
Logistics services
Revenue by type of service
Revenue	89,214		71,279	55,653
Cloud services
Revenue by type of service
Revenue	76,648		74,123	60,120
Sales of goods
Revenue by type of service
Revenue	271,016		255,171	180,634
Other revenue
Revenue by type of service
Revenue	¥ 36,587		¥ 36,751	¥ 28,051